EARNINGS PER SHARE (Details Textual)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Options (in shares)	22,383	147,917
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	450,000	450,000